INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES
Schedule of component of inventories
	At December 31,
	2012	2013
	$	$

Raw materials	69,340,896	$43,987,539
Work in progress	41,547,820	$40,004,269
Finished goods	207,614,743	$160,540,655
Total	318,503,459	$244,532,463